Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease right-of-use assets	$ 260,341	$ 304,505
Operating lease liability, current	$ 87,425	$ 79,221
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Operating lease liability, non-current	$ 435,899	$ 512,706
Total operating lease liability	$ 523,324	$ 591,927
Weighted-average remaining term for operating leases (in years)	6 years 1 month 9 days	7 years 7 days
Weighted-average discount rate for operating leases	3.99%	3.98%